Total
Putnam Small Cap Value Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Small Cap Value Fund		Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Management Fees (as a percentage of Assets)		0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.29%	0.29%	0.25%	0.15%	0.29%
Acquired Fund Fees and Expenses	[1]	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)		1.15%	1.90%	1.90%	1.40%	0.86%	0.76%	0.90%
[1]	Restated to reflect current fees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	919	1,172	1,892
Class B	693	897	1,226	1,848	193	597	1,026	1,848
Class C	293	597	1,026	2,027	193	597	1,026	2,027
Class R	143	443	766	1,680
Class R5	88	274	477	1,061
Class R6	78	243	422	942
Class Y	92	287	498	1,108